Employee Benefit Plans	12 Months Ended
Dec. 31, 2025
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 15 — EMPLOYEE BENEFIT PLANS

HK SAR

The Company has a defined contribution pension scheme for its qualifying employees. The scheme assets are held under a provident fund managed by an independent fund manager. The Company and its employees are each required to make contributions to the scheme calculated at 5% of the employees’ basic salaries on monthly basis.

Thailand

The Company is obliged to make social security payments within the first 15 days of the month over which it is accrued. During period ended December 31 2025, the Company and its employees are each required to make contributions to the scheme calculated at 5% of the employee’s salary with a cap of THB750 per month.

Cambodia

Every business employing one or more workers must register its business and workers with the National Social Security Fund (the “NSSF”) for the Occupational Risk Scheme (for work-related accidents and occupational diseases), the Health Care Scheme and the Pension Scheme.

Once registered, the business must pay to the NSSF:

●	A monthly contribution equivalent to 0.8% of each worker’s monthly average wages (between $0.40 and $2.40 per month per worker) for the Occupational Risk Scheme.

●	A monthly contribution equivalent to 2.6% of a worker’s monthly average wages (between $1.30 and $7.80 per month per worker) for the Health Care Scheme.

●	A monthly contribution to the compulsory Pension Scheme, which is jointly paid by the employer and the employee at the same rate of 2% (total of 4%) of the contributable wage for the first five years. The contributable wage for the Pension Scheme ranges from between KHR400,000 (approximately $100) up to KHR1,200,000 (approximately $300).

Kyrgyzstan

The Company has a defined contribution pension scheme for its qualifying employees. The scheme assets are held under a provident fund managed by an independent fund manager. The Company and its employees are each required to make contributions to the scheme calculated at 15% and 8%, respectively of the employees’ basic salaries on monthly basis.